UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Telemark Asset Management, LLC
Address:  One International Place, Suite 2401
          Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian C. Miley
Title:    Chief Financial Officer
Phone:    (617) 526-8910

Signature, Place and Date of Signing     /s/ Brian C. Miley     Boston, Massachusetts     November 13, 2012
                                         ---------------------  ----------------------    --------------------
                                         [Signature]            [City, State]             [Date]
                                         Brian C. Miley, Chief
                                         Financial Officer

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       33 Data Records

Form 13F Information Table Value Total:       $195,360 (thousands)

Telemark Fund, LP
9/30/2012

                                  Title of                  Value              SH/ Investment   Other
                                   Class         CUSIP    (x$1,000)   Amount   PRN Discretion  Managers   Sole   Shares   None
AMAZON COM ORD                    Com          023135106    20,346     80,000  SH    Sole                 80,000
SPDR GOLD TRUST GOLD SHARES NPV   Gold Shrs    78463V107    15,470     90,000  SH    Sole                 90,000
ARM HOLDINGS ORD                  Com          042068106    13,990    500,000  SH    Sole                500,000
AGNICO EAGLE MINES                Com          8474108      12,970    250,000  SH    Sole                250,000
GOLDCORP                          Com          380956409    11,463    250,000  SH    Sole                250,000
ROYAL GOLD ORD                    Com          780287108     9,983    100,000  SH    Sole                100,000
BERKSHIRE HATHAWAY INC            Class B New  84670702      8,820    100,000  SH    Sole                100,000
GREEN PLAINS RENEWABLE ENERGY     Com          393222104     8,013  1,367,386  SH    Sole              1,367,386
HMS HOLDINGS                      Com          40425J101     7,680    230,000  SH    Sole                230,000
D R HORTON                        Com          23331A109     7,219    350,000  SH    Sole                350,000
NUANCE COMMUNICATIONS             Com          67020Y100     6,223    250,000  SH    Sole                250,000
KENNEDY WILSON HOLDINGS - INC     Com          489398107     5,937    425,000  SH    Sole                425,000
LENNAR CORP                       Class A      526057104     5,216    150,000  SH    Sole                150,000
DELUXE CORP                       Com          248019101     4,584    150,000  SH    Sole                150,000
ELDORADO GOLD CORP                Com          284902103     4,572    300,000  SH    Sole                300,000
STAG INDUSTRIAL INC               Com          85254J102     4,472    275,000  SH    Sole                275,000
WAL MART STORE INC                Com          931142103     4,428     60,000  SH    Sole                 60,000
CREDIT ACCEPTANCE                 Com          225310101     4,276     50,000  SH    Sole                 50,000
CORE MARK HLDG CO INC             Com          218681104     3,849     80,000  SH    Sole                 80,000
WALT DISNEY                       Com          254687106     3,660     70,000  SH    Sole                 70,000
GENTHERM INC                      Com          37253A103     3,608    290,000  SH    Sole                290,000
QUANEX BUILDING PRODUCTS CORP     Com          747619104     3,580    190,000  SH    Sole                190,000
WASTE CONNECTION INC              Com          941053100     3,328    110,000  SH    Sole                110,000
CYPRESS SEMICONDUCTOR             Com          232806109     3,212    300,000  SH    Sole                300,000
CLEAN HARBORS INC                 Com          184496107     2,931     60,000  SH    Sole                 60,000
DUNKIN' BRANDS GROUP INC          Com          265504100     2,920    100,000  SH    Sole                100,000
CEPHEID                           Com          15670R107     2,760     80,000  SH    Sole                 80,000
WEYERHAEUSER CO                   Com          962166104     2,614    100,000  SH    Sole                100,000
U S PHYSICAL THERAPY INC          Com          90337L108     2,210     80,000  SH    Sole                 80,000
STANDARD PACIFIC CORP             Com          85375C101     2,704    400,000  SH    Sole                400,000
HOME DEPOT INC                    Com          437076102     1,207     20,000  SH    Sole                 20,000
LOUISIANA PACIFIC                 Com          546347105       875     70,000  SH    Sole                 70,000
RAYONIER INC                      Com          754907103       245      5,000  SH    Sole                  5,000